Business combinations (Tables)	6 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Schedule of Fair Value of PRA Health Sciences Inc Acquisition Consideration
The Merger Date fair value of the consideration transferred consisted of the following:

(in thousands)
Fair value of cash consideration	$5,308,646
Fair value of ordinary shares issued to acquiree stockholders	5,658,126
Fair value of replacement share-based awards issued to acquiree employees	209,399
Repayment of term loan obligations and accrued interest *	865,800
$12,041,971
* This represents the portion of PRA debt paid by ICON. PRA also paid $401.6 million from available cash to settle debt obligations that existed at the Merger Date.

Schedule of PRA Health Sciences Inc Acquisition
The following table summarizes the allocation of the consideration transferred based on the Merger Date fair values of assets acquired and liabilities assumed, with the excess of the purchase price over the estimated fair values of the identifiable net assets acquired recorded as goodwill:

July 1
2021
(in thousands)
Cash and cash equivalents	$259,971
Accounts receivable and unbilled revenue	934,308
Other current assets	125,156
Fixed assets	156,851
Operating lease right-of-use assets	180,601
Goodwill *	8,084,314
Intangible assets	4,919,000
Deferred tax assets	25,190
Other assets	33,928
Accounts payable	(50,259)
Accrued expenses and other current liabilities	(380,048)
Current portion of operating lease liabilities	(36,506)
Unearned revenue	(739,278)
Non-current portion of operating lease liabilities	(147,204)
Non-current deferred tax liabilities	(1,119,762)
Other non-current liabilities	(204,291)

Net assets acquired	$12,041,971
* The goodwill in connection with the Merger is primarily attributable to the assembled workforce of PRA and the expected synergies of the Merger. None of the goodwill recognized is expected to be deductible for income tax purposes.
Schedule of Fair Value of Intangible Assets PRA Health Sciences Inc Acquisition
The following table summarizes the fair value of identified intangible assets and their respective useful lives as of the Merger Date (in thousands, except for estimated useful lives):

	Estimated Fair Value	Estimated Useful Life
Customer relationship	3,938,000	23 years
Order backlog	500,000	3 years
Trade names	202,000	3 years
Patient database	168,000	7 years
Technology	111,000	5 years
	4,919,000

Schedule of Proforma Information of PRA Health Sciences Inc Acquisition

	Six Months Ended	Six Months Ended
	June 30, 2022	June 30, 2021
	(in thousands, except per share data)
Revenue	$3,836,957	$3,710,527
Net income (loss)	$227,704	$(183,780)

Schedule of Measurement period adjustments of PRA Health Sciences Inc Acquisition	In the period since the Merger Date, the Company recognized certain measurement period adjustments as shown in the table below:

Measurement period adjustments
(in thousands)
Cash and cash equivalents	$—
Accounts receivable and unbilled revenue	—
Other current assets	14,465
Fixed assets	(6,137)
Operating lease right-of-use assets	(11,744)
Goodwill	70,436
Intangible assets *	44,000
Deferred tax assets	(147,039)
Other assets	(1,166)
Accounts payable	—
Accrued expenses and other current liabilities	(37,496)
Current portion of operating lease liabilities	1,865
Unearned revenue **	19,623
Non-current portion of operating lease liabilities	10,454
Non-current deferred tax liabilities	193,837
Other non-current liabilities	(151,098)
* In the six months ended June 30, 2022, the Company incurred $2.2 million amortization which related to the year ended December 31, 2021 due to the timing of when the measurement period adjustment was identified.
** The unearned revenue measurement period adjustment also includes $16.0 million as a result of the early adoption of ASU 2021-08 'Business Combinations (Topic 805) - Accounting for Contract Assets and Contract Liabilities from Contracts with Customers' in Quarter 4 2021.